Schedule II - Valuation and Qualifying Accounts - Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
SEC Schedule, 12-09, Allowance, Credit Loss [Member]
Balance at beginning of period		$ 34	$ 54	$ 339
Charged/(credited) to income		289	(20)	(291)
Charged to other accounts		0	0	0
Deductions from reserve	[1]	270	0	(6)
Balance at end of period		53	34	54
SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member]
Balance at beginning of period		5,007	3,931	4,674
Charged/(credited) to income		(123)	1,076	(743)
Charged to other accounts		0	0	0
Deductions from reserve		0	0	0
Balance at end of period		$ 4,884	$ 5,007	$ 3,931

[1]	Accounts written off, net of recoveries.